UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   10

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $    4,680,473
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS CORP.
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
AMERICAN RAILCAR INDS INC    COM             02916P103   139,695 11,564,145 SH       DEFINED    10          0 11,564,145    0
BIOGEN IDEC INC              COM             09062X103   152,554  3,215,051 SH       DEFINED    1           0  3,215,051    0
ENZON PHARMACEUTICALS INC    COM             293904108     7,500    704,214 SH       DEFINED    1           0    704,214    0
FEDERAL MOGUL CORP           COM             313549404   979,650 75,241,924 SH       DEFINED    7           0 75,241,924    0
GENZYME CORP                 COM             372917104   133,017  2,620,000 SH       DEFINED    1           0  2,620,000    0
HAIN CELESTIAL GROUP INC     COM             405217100    14,626    725,118 SH       DEFINED    1           0    725,118    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101    91,443  2,474,786 SH       DEFINED    9           0  2,474,786    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101 1,517,179 41,060,337 SH       DEFINED    4           0 41,060,337    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   142,863  3,866,379 SH       DEFINED    5           0  3,866,379    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   439,416 11,892,167 SH       DEFINED    6           0 11,892,167    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   129,898  3,515,515 SH       DEFINED    3           0  3,515,515    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   126,016  3,410,441 SH       DEFINED    2           0  3,410,441    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   158,371  4,286,087 SH       DEFINED    8           0  4,286,087    0
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   253,641  6,864,448 SH       DEFINED                0  6,864,448    0
LAWSON SOFTWARE INC NEW      COM             52078P102    13,885  1,902,080 SH       DEFINED    1           0  1,902,080    0
LIONS GATE ENTMT CORP        COM NEW         535919203    55,845  8,000,674 SH       DEFINED    1           0  8,000,674    0
LIONS GATE ENTMT CORP        NOTE 2.938%10/1 535919AF1       225    230,800 PRN      DEFINED    1           0    230,800    0
LIONS GATE ENTMT CORP        FRNT 3.625% 3/1 535919AG9        82     85,800 PRN      DEFINED    1           0     85,800    0
MENTOR GRAPHICS CORP         COM             587200106    13,751  1,553,764 SH       DEFINED    1           0  1,553,764    0
MOTOROLA INC                 COM             620076109   289,595 44,416,413 SH       DEFINED    1           0 44,416,413    0
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    21,221  2,357,844 SH       DEFINED    1           0  2,357,844    0